Inventory	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Inventory
8.	INVENTORY
Raw material is harvested cannabis where the flower has not been removed. Work in process is processed bulk flower and processed cannabis oil. Finished goods are cultivation supplies to be sold to cultivators, purchased and manufactured packaged flower, pre-rolls,
vape cartridges, edibles, CBD products, and paraphernalia.

	December 31, 2019	December 31, 2018
Raw materials – harvested cannabis	$659	$248
Raw materials – CBD and ingredients	76	—
Work in process – flower and extract	6,098	3,437
Finished goods – cultivation supplies	677	—
Finished goods – packaged products	1,628	400

Total	$9,138	$4,085

The Company recorded an impairment of $483 (2018 - $nil) on the value of inventory during the year ended December 31, 2019, included in selling and marketing expenses.
During 2019 and 2018, no inventory was pledged as collateral.